Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Real Estate Acquired Through Foreclosure Under Forward Purchase Agreements [Line Items]
Beginning of period	$ 7.8	$ 9.9		$ 9.1
Additions due to UCI Acquisition			9.3
Additions for tax positions related to the current period			0.8	0.2
Reductions based on tax positions related to the current period			(0.3)
Additions for tax positions of prior years	0.3	0.1	0.5
Reductions for tax positions of prior years	(0.2)	(1.9)
Reduction for lapse of applicable statutes of limitations	(0.4)	(0.3)	(0.4)
End of period	$ 7.5	$ 7.8	$ 9.9	$ 9.3